THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON NOVEMBER 14, 2007 PERSUANT TO A REQUEST OF CONFIDENTIAL
TREATMENT FOR WHICH WE ARE NO LONGER SEEKING.

                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [x]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Copper Arch Capital, LLC
Address:  461 Fifth Avenue, 17th Floor
          New York, NY 10017

13 File Number: 28-06105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Manley
Title:     CFO
Phone:     212 856 4722
Signature, Place and Date of Signing:

    Michael Manley  January 25, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:    64199

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D DOMINOS PIZZA                  COMMON STOCK     25754A201    64199  3869760 SH       SOLE                3869760        0        0
S REPORT SUMMARY                 1 DATA RECORD              64199        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED